property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
property, plant and equipment
Property, plant and equipment at beginning of period			$ 17,084
Depreciation	$ 598	$ 536	1,238	$ 1,087
Property, plant and equipment at end of period	17,297		17,297
Contractual commitments for the acquisition of property, plant and equipment	385		385		$ 275
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			14,924
Property, plant and equipment at end of period	15,015		15,015
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			11,924
Property, plant and equipment at end of period	11,962		11,962
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,424
Property, plant and equipment at end of period	1,401		1,401
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			678
Property, plant and equipment at end of period	674		674
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			83
Property, plant and equipment at end of period	83		83
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			815
Property, plant and equipment at end of period	895		895
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,160
Property, plant and equipment at end of period	2,282		2,282
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			785
Property, plant and equipment at end of period	870		870
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,300
Property, plant and equipment at end of period	1,341		1,341
Impairment of assets			28
Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			75
Property, plant and equipment at end of period	71		71
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			45,504
Additions			1,371
Additions arising from business acquisitions			80
Dispositions, retirements and other			(409)
Net foreign exchange differences			(31)
Property, plant and equipment at end of period	46,515		46,515
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			42,452
Additions			1,046
Additions arising from business acquisitions			52
Dispositions, retirements and other			(389)
Net foreign exchange differences			(16)
Property, plant and equipment at end of period	43,145		43,145
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			36,036
Additions			477
Additions arising from business acquisitions			36
Assets under construction put into service			324
Dispositions, retirements and other			(317)
Net foreign exchange differences			(2)
Property, plant and equipment at end of period	36,554		36,554
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,746
Additions			15
Additions arising from business acquisitions			13
Assets under construction put into service			71
Dispositions, retirements and other			(56)
Net foreign exchange differences			(4)
Property, plant and equipment at end of period	3,785		3,785
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,772
Additions			27
Additions arising from business acquisitions			3
Assets under construction put into service			51
Dispositions, retirements and other			(16)
Net foreign exchange differences			(9)
Property, plant and equipment at end of period	1,828		1,828
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			83
Property, plant and equipment at end of period	83		83
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			815
Additions			527
Assets under construction put into service			(446)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	895		895
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			3,052
Additions			325
Additions arising from business acquisitions			28
Dispositions, retirements and other			(20)
Net foreign exchange differences			(15)
Property, plant and equipment at end of period	3,370		3,370
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			835
Additions			138
Property, plant and equipment at end of period	973		973
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			2,095
Additions			179
Additions arising from business acquisitions			28
Dispositions, retirements and other			(14)
Net foreign exchange differences			(15)
Property, plant and equipment at end of period	2,273		2,273
Cost/Gross amount | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			122
Additions			8
Dispositions, retirements and other			(6)
Property, plant and equipment at end of period	124		124
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(28,420)
Depreciation			1,238
Dispositions, retirements and other			(427)
Net foreign exchange differences			(13)
Property, plant and equipment at end of period	(29,218)		(29,218)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			(27,528)
Depreciation			1,021
Dispositions, retirements and other			(414)
Net foreign exchange differences			(5)
Property, plant and equipment at end of period	(28,130)		(28,130)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(24,112)
Depreciation			805
Dispositions, retirements and other			(324)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	(24,592)		(24,592)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(2,322)
Depreciation			109
Dispositions, retirements and other			(46)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	(2,384)		(2,384)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			(1,094)
Depreciation			107
Dispositions, retirements and other			(44)
Net foreign exchange differences			(3)
Property, plant and equipment at end of period	(1,154)		(1,154)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			(892)
Depreciation			217
Dispositions, retirements and other			(13)
Net foreign exchange differences			(8)
Property, plant and equipment at end of period	(1,088)		(1,088)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(50)
Depreciation			53
Property, plant and equipment at end of period	(103)		(103)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			(795)
Depreciation			154
Dispositions, retirements and other			(9)
Net foreign exchange differences			(8)
Property, plant and equipment at end of period	(932)		(932)
Accumulated depreciation | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			(47)
Depreciation			10
Dispositions, retirements and other			(4)
Property, plant and equipment at end of period	$ (53)		$ (53)